Income tax (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Income Tax [Line Items]
Operating loss carryforwards	¥ 23,857		¥ 24,461
Retained Earnings (Accumulated Deficit)	¥ (25,000)	$ (3,841)	(233,866)
Applicability of Preferential Income Tax Rate	Under the Law of the People’s Republic of China on Enterprise Income Tax (‘‘EIT Law’’), the Group’s subsidiaries and VIE domiciled in the PRC are subject to 25% statutory rate. According to Guoshuihan 2009 No. 203, if an entity is certified as an “High and New Technology Enterprise,” it is entitled to a preferential income tax rate of 15%. VIE obtained the certificate of “Advanced and New Technology Enterprise” in 2017 and the provision for PRC corporate income tax for VIE is calculated by applying the income tax rate of 15% for the year ended December 31, 2017.
CHINA
Income Tax [Line Items]
Retained Earnings (Accumulated Deficit)	¥ 238,137		¥ 7,663